Provisions - Employee obligations - North America - Provisions- (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) plan	Dec. 31, 2018 USD ($)
Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,809	$ 1,535
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,374)	(1,194)
North America
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	71,637	64,832
Fair value of plan assets	(53,880)	(46,114)
Provision for pensions	17,757	18,718
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	1,159
North America | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	62,898	57,455
North America | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	8,739	7,377
USA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	37,272	35,062
Fair value of plan assets	(33,620)	(29,038)
Provision for pensions	$ 3,652	$ 6,024
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.00%	4.00%
Retirement age	65 years	65 years
CANADA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 25,626	$ 22,393
Fair value of plan assets	(20,260)	(17,076)
Provision for pensions	$ 5,366	$ 5,317
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.15%	3.80%
Retirement age	60 years	62 years
CANADA | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 8,739	$ 7,377
Provision for pensions	$ 8,739	$ 7,377
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.15%	3.90%
Retirement age		62 years
Minimum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	2.75%	2.75%
Retirement age	58 years
Minimum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	58 years
Maximum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	3.00%	3.00%
Maximum | CANADA | Post Retirement Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Retirement age	60 years
Not later than one year | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	5.30%
Not later than one year | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 2,290
Not later than one year | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	193
Later than one year and not later than two years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,286
Later than one year and not later than two years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	198
Later than two years and not later than three years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,253
Later than two years and not later than three years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	195
Later than three years and not later than four years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,313
Later than three years and not later than four years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	211
Later than four years and not later than five years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	2,353
Later than four years and not later than five years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	220
Later than five years and not later than ten years [member] | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	12,494
Later than five years and not later than ten years [member] | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 1,477
Later Than Sixteen Years And Not Later Than Seventeen Years [Member] | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	4.00%
Globe Metallurgical Inc [Member] | North America | Non Contributory Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan	3